Investment Securities (Tables)	12 Months Ended
Dec. 31, 2020
Less than 1 year [member]
Statement [LineItems]
Details of investment securities
(1)	Details of short-term investment securities as of December 31, 2020 and 2019 are as follows:

(In millions of won)
	Category	December 31, 2020		December 31, 2019
Beneficiary certificates	FVTPL	￦	150,392	166,666

Later than one year [Member]
Statement [LineItems]
Details of investment securities
(2)	Details of long-term investment securities as of December 31, 2020 and 2019 are as follows:

(In millions of won)
	Category	December 31, 2020		December 31, 2019
Equity instruments	FVOCI(*)	￦	1,454,361	710,272
	FVTPL		67,833	1,011

			1,522,194	711,283
Debt instruments	FVOCI		1,080	4,627
	FVTPL		125,563	141,305

			126,643	145,932

		￦	1,648,837	857,215

(*)
The Group designated investment in equity instruments that are not held for trading as financial assets at FVOCI, the amounts to those FVOCI as of December 31, 2020 and 2019 are ￦1,454,361 million and ￦ 710,272 million, respectively. During the year ended December 31, 2019, the Group disposed of 6,109,000 common shares issued by Hana Financial Group Inc. in exchange for ￦ 221,146 million in cash. The valuation gain on financial assets at FVOCI of ￦30,073 million was reclassified from reserves to retained earnings. Also, the Group acquired 2,177,401 shares of Kakao Co., Ltd. in exchange for ￦302,321 million in cash and designated the investments as financial assets at FVOCI. In relation to this transaction, the Parent Company disposed 1,266,620 of its treasury shares to Kakao Co., Ltd. in exchange for ￦300,000 million in cash. (See note 24) As this transaction is considered as a forward transaction, the Group recognized ￦28,787 million of gain of settlement of derivatives, the difference of fair value between the contract date and the transaction date.